Property, Plant and Equipment (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 105,168
Additions	14,110
Disposals	(153)
Depreciation provided during the period	(7,978)
Exchange realignment	(1,644)
Property, plant and equipment, ending balance	109,503
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	130,377
Property, plant and equipment, ending balance	141,463
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(25,209)
Property, plant and equipment, ending balance	$ (31,960)